Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Vessel Operating Expenses
Schedule of vessel operating expenses

For the year ended December 31,	2023	2022	2021
Crew costs	25,824,142	23,283,420	27,617,203
Insurances	3,273,552	3,084,189	3,332,394
Stores	1,874,962	1,566,555	1,206,306
Spares	2,556,623	1,382,223	1,450,609
Repairs and surveys	2,188,650	1,826,758	2,153,673
Flag expenses	643,661	531,871	417,241
Lubricants	3,250,710	2,466,943	2,282,815
Telecommunication expenses	450,040	195,605	280,936
Miscellaneous expenses	1,679,945	1,402,896	1,954,820
Total	41,742,285	35,740,460	40,695,997